1605(c) De-SPAC and Related Financing Transactions, Effects	Apr. 14, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

After considering the foregoing, the MLAC Board concluded, in its business judgment, that the potential benefits to MLAC and the MLAC Shareholders relating to the Business Combination outweighed the potentially negative factors and risks relating to the Business Combination.